BORROWINGS - Liabilities Arising From Financing Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 499,985	$ 279,463
Cash flows:
Proceeds from borrowings	190,673	991,917	$ 257,021
Repayment of borrowings and lease liabilities	(225,902)	(762,622)	(162,107)
Payments of debt issue costs	(70)	(7,862)	(683)
Non-cash:
Additions through business acquisitions		1,274
Operating lease liabilities recognized under IFRS 16 as of January 1, 2019				$ 31,484
Disposals of lease liabilities under IFRS 16	(213)
Amounts forgiven under forgivable government loans	(2,424)
Amortization of debt issuance costs	1,194	861
Write-off of debt issuance costs		1,045
Foreign exchange and other	335	(5,676)
Reclassification	0	0
Ending balance	508,810	499,985	279,463
Borrowings, non-current (excluding finance lease liabilities)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	481,325	260,300
Cash flows:
Proceeds from borrowings	104,169	942,881
Repayment of borrowings and lease liabilities	(136,403)	(710,567)
Payments of debt issue costs	(70)	(7,862)
Non-cash:
Additions through business acquisitions		346
Amounts forgiven under forgivable government loans	(2,424)
Amortization of debt issuance costs	1,194	861
Write-off of debt issuance costs		1,045
Foreign exchange and other	197	(5,009)
Reclassification	(4,169)	(670)
Ending balance	443,819	481,325	260,300
Borrowings, current (excluding finance lease liabilities)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	12,948	10,346
Cash flows:
Proceeds from borrowings	86,504	49,036
Repayment of borrowings and lease liabilities	(83,290)	(47,109)
Payments of debt issue costs	0	0
Non-cash:
Additions through business acquisitions		728
Amortization of debt issuance costs	0	0
Write-off of debt issuance costs		0
Foreign exchange and other	(96)	(723)
Reclassification	4,169	670
Ending balance	20,235	12,948	10,346
Finance lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	5,712	8,817
Cash flows:
Proceeds from borrowings	0	0
Repayment of borrowings and lease liabilities	(6,209)	(4,946)
Payments of debt issue costs	0	0
Non-cash:
Additions through business acquisitions		200
Operating lease liabilities recognized under IFRS 16 as of January 1, 2019				$ 31,484
Disposals of lease liabilities under IFRS 16	(213)
Amortization of debt issuance costs	0	0
Write-off of debt issuance costs		0
Foreign exchange and other	234	56
Reclassification	0	0
Ending balance	44,756	5,712	$ 8,817
IAS 17
Non-cash:
New finance leases		1,585
IAS 17 | Borrowings, non-current (excluding finance lease liabilities)
Non-cash:
New finance leases		0
IAS 17 | Borrowings, current (excluding finance lease liabilities)
Non-cash:
New finance leases		0
IAS 17 | Finance lease liabilities
Non-cash:
New finance leases		$ 1,585
IFRS 16 - Leases
Non-cash:
New finance leases	13,748
IFRS 16 - Leases | Borrowings, non-current (excluding finance lease liabilities)
Non-cash:
New finance leases	0
IFRS 16 - Leases | Borrowings, current (excluding finance lease liabilities)
Non-cash:
New finance leases	0
IFRS 16 - Leases | Finance lease liabilities
Non-cash:
New finance leases	$ 13,748